Document and Entity Information	Mar. 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001552947
Document Creation Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	TWO ROADS SHARED TRUST
Document Effective Date	Mar. 01, 2025
Prospectus Date	Mar. 01, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class I
Prospectus:
Trading Symbol	RWDIX
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class N
Prospectus:
Trading Symbol	RWDNX
Redwood Managed Volatility Fund | Redwood Managed Volatility Fund Class Y
Prospectus:
Trading Symbol	RWDYX
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class I
Prospectus:
Trading Symbol	RWMIX
Redwood Managed Municipal Income Fund | Redwood Managed Municipal Income Fund Class N
Prospectus:
Trading Symbol	RWMNX
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class I
Prospectus:
Trading Symbol	RWIIX
Redwood AlphaFactor Tactical International Fund | Redwood AlphaFactor Tactical International Fund Class N
Prospectus:
Trading Symbol	RWINX
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class I
Prospectus:
Trading Symbol	RWSIX
Redwood Systematic Macro Trend ("SMarT") Fund | Redwood Systematic Macro Trend ("SMarT") Fund Class N
Prospectus:
Trading Symbol	RWSNX